Property, plant and equipment	6 Months Ended
Jun. 30, 2021
Text block [abstract]
Property, plant and equipment
6. Property, plant and equipment

	Right-of-use asset (buildings)	Right-of-use asset (equipment)	Leasehold improvements	Office equipment	IT equipment	Total

	£’000	£’000	£’000	£’000	£’000	£’000
Cost or valuation
At January 1, 2021	1,848	1,169	164	71	132	3,384
Additions	923	—	—	—	31	954
Lease modification	134	29	—	—	—	163
Disposals	—	(861)	—	—	—	(861)
Currency translation effects	(5)	(35)	—	—	—	(40)
At June 30, 2021	2,900	302	164	71	163	3,600

Depreciation and impairment
At January 1, 2021	(531)	(1,023)	(85)	(65)	(107)	(1,811)
Disposals	—	861	—	—	—	861
Depreciation for the year	(199)	(37)	(8)	(4)	(12)	(260)
At June 30, 2021	(730)	(199)	(93)	(69)	(119)	(1,210)
Net book value At January 1, 2021	1,318	146	79	6	25	1,573

At June 30, 2021	2,170	103	71	2	44	2,390

In June 2021, the Company entered into a new lease agreement for additional office space in London, UK. The Company also extended the lease term of the existing office space, which resulted in the modification of the right-of-use asset. In relation to the leasehold improvements of the office space, the Company had commitments of
£0.5 million as
o
f
 June 30, 2021.